8. PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Provision For Income Taxes Tables
Deferred tax assets

Temporary differences that give rise to significant deferred tax assets are as follows:

	December 31,
	2012	2011
Start-up costs	$21,786	$21,786
Net operating loss carryforward	1,064,457	466,803
Valuation allowance	(1,086,243)	(488,589)
Net deferred tax asset	$-	$-

Income tax rate

The primary factors affecting the Company’s income tax rate for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Tax benefit at U.S. statutory rate	(34.0)%	(34.0)%
State tax benefit	(6.3)%	(6.3)%
Valuation allowance	40.3%	40.3%
	0.0%	0.0%